Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 20– RELATED PARTY TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of December 31, 2021 and 2020 and transactions for the years ended December 31, 2021, 2020 and 2019 are identified as follows:

(1)	Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Mr. Hengfang Li	Chief Executive Officer and Chairman of the Board of Directors
Ms. Hong Ma	Wife of Mr. Hengfang Li
Reto International Trading Co. Ltd	The owner of the entity holds more than 5% of the Company’s outstanding common shares
Q Green Techcon Private Limited	Owned by the minority shareholder of REIT India
Shexian Ruibo	The Company owns 41.67% ownership interest in Shexian Ruibo
Zhongrong Honghe Eco Construction Materials Co., Ltd	An entity controlled by Ms. Hong Ma
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by Mr. Hengfang Li
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	Hainan Yile IoT owns 45% ownership interest in this company
Zhongtou REIT Information Service (Beijing) Co., Ltd	An entity controlled by Mr. Xinyang Li and Ms. Xinran Li, children of Mr. Hengfang Li
Handan Ruisheng Construction Material Technology Co., Ltd.	An entity controlled by Shexian Ruibo

(2)	Due to related parties

As of December 31, 2021 and 2020, the balance of due to related parties was as follows:

	December 31, 2021	December 31, 2020
Mr. Hengfang Li	$472,439	$1,019,469

Mr. Hengfang Li is the Chief Executive Officer and major shareholder of the Company. Mr. Li periodically provides working capital loans to support the Company’s operations when needed. Such advances were non-interest bearing and due on demand.

(3)	Accounts receivable from related parties

Accounts receivable from related parties consisted of the following:

	December 31, 2021	December 31, 2020
Accounts receivable – related party
Reto International Trading Co. Ltd	$-	$199,999
Q Green Techcon Private Limited	2,981	-
Hunyuan Baiyang Food Co., Ltd.	40,088	-
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	50,520	-
Total accounts receivable from related party	$93,589	$199,999

The Company fully collected the accounts receivable as of December 31, 2021 from related parties as of the date of this report.

(4)	Advance to suppliers, related party

Advance to suppliers, related party, consisted of the following:

	December 31, 2021	December 31, 2020
Advance to supplier – related party
Shexian Ruibo*	$3,656,118	$3,872,110
Q Green Techcon Private Limited	174,099	162,014
Handan Ruisheng Construction Material Technology Co., Ltd.	12,403	-
Total	$3,842,620	$4,034,124

*	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.

(5)	Accounts payable to related parties

Accounts payables to related parties consisted of the following:

	December 31, 2021	December 31, 2020
Accounts payable – related part
- Q Green Techcon Private Limited	$-	$-
- Shexian Ruibo.	-	153,344
- Zhongtou Ruitu Information Service (Beijing) Co., Ltd	10,199
Total	$10,199	$153,344

(6)	Sales to related parties

Sales to related parties consisted of the following:

	For the Years Ended December 31,
	2021	2020	2019
Sales to related parties
Hunyuan Baiyang Food Co., Ltd.	-	-	83,972
Shexian Ruibo	61,177	-	-
Q Green Techcon Private Limited	220,607	228,814	-
Total	$281,784	$228,814	$83,972

Cost of revenue associated with the sales to these related parties amounted to $175,053, $148,034 and $54,598 for the years ended December 31, 2021, 2020, and 2019, respectively.

(7)	Purchases from related parties

Purchases from related parties consisted of the following:

	For the years ended December 31,
	2021	2020	2019
Purchase from a relate party
Q Green Techcon Private Limited.	$228,838	$1,039,152	$-
Shexian Ruibo	235,946	1,837,841	2,021,934
Total	$464,784	$2,876,993	$2,021,934

(8)	Other related party transactions

On September 7, 2020, Beijing REIT entered into a share transfer agreement with the original shareholder of Shexian Ruibo for the acquisition of a 41.67% ownership interest in Shexian Ruibo for a total consideration of $3.6 million (RMB 25 million), including a cash payment of $2.8 million (RMB 18.5 million) and a non-cash contribution of six patents valued at $0.9 million (RMB 6.5 million). The cash consideration was fully paid for the year ended December 31, 2020.